Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities.
Schedule of lease liabilities
	December 31, 2023	December 31, 2022
Opening balance	140,563	160,542
Additions for new lease agreements (i)	21,103	12,002
Renegotiation	2,768	-
Cancelled contracts (ii)	(38,386)	(3,180)
Interest	12,717	13,143
Payment of interest	(11,637)	(14,941)
Payment of principal	(30,471)	(27,003)
	96,657	140,563
Current liabilities	17,078	23,151
Non-current liabilities	79,579	117,412
	96,657	140,563

(i)	Refers to new lease agreement for the property used to offer preparatory course for university entrance exams (“Anglo course”), in the new location in São Paulo.
(ii)	Refers to cancellated contract of the previous property used to offer Anglo course.

Schedule of fixed and variable lease payments
	December 31, 2023	December 31, 2022
Fixed Payments	42,108	41,944
Payments related to short-term contracts and low value assets, variable price contracts (note 26)	23,943	18,312
	66,051	60,256